Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 488,950		$ 1,777,145		$ 1,777,145		$ 1,002,784
OCI before reclassifications	1,773,908				(1,258,848)		826,520
Amounts reclassified from AOCI	28,683		4,525		(29,347)		(52,159)
Total other comprehensive (loss) income	1,802,591		(688,931)		(1,288,195)		774,361		$ (1,230,121)
Ending balance	2,291,541				488,950		1,777,145		1,002,784
Net Unrealized Gain On Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	467,323		1,755,998		1,755,998		980,777
OCI before reclassifications	1,731,117				(1,260,909)		825,079
Amounts reclassified from AOCI	26,286				(27,766)		(49,858)
Total other comprehensive (loss) income	1,757,403				(1,288,675)		775,221
Ending balance	2,224,726				467,323		1,755,998		980,777
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	5,053	[1]	9,608	[1]	9,608	[1]	8,814
OCI before reclassifications	39,731	[1]			(2,958)	[1]	3,114
Amounts reclassified from AOCI	2,397	[1]			(1,597)	[1]	(2,320)
Total other comprehensive (loss) income	42,128	[1]			(4,555)	[1]	794
Ending balance	47,181	[1]			5,053	[1]	9,608	[1]	8,814
Net Gain (loss) on Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	10,408		1,475		1,475		1,020
OCI before reclassifications	1,670				8,933		455
Total other comprehensive (loss) income	1,670				8,933		455
Ending balance	12,078				10,408		1,475		1,020
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	6,231		10,240		10,240		12,343
OCI before reclassifications	1,391				(4,009)		(2,103)
Total other comprehensive (loss) income	1,391				(4,009)		(2,103)
Ending balance	7,622				6,231		10,240		12,343
Pension And Postretirement Plan Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(65)		$ (176)		(176)		(170)
OCI before reclassifications	(1)				95		(25)
Amounts reclassified from AOCI					16		19
Total other comprehensive (loss) income	(1)				111		(6)
Ending balance	$ (66)				$ (65)		$ (176)		$ (170)

[1]	The amount represents the subsequent changes in net unrealized gain or loss on other-than-temporarily impaired (OTTI) securities.